Financial instruments and financial risk factors - Schedule of financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities
Financial assets (liabilities)	$ (66,906)	$ (74,251)
Trade and other payables
Financial liabilities
Financial liabilities	(71,882)	(61,338)
Derivatives
Financial liabilities
Financial liabilities	(26,155)	(13,921)
Accruals
Financial liabilities
Financial liabilities	(7,631)	(6,606)
Lease liabilities
Financial liabilities
Financial liabilities	(8,549)	(8,611)
Borrowings
Financial liabilities
Financial liabilities	(46,944)	(61,176)
Other financial assets
Financial assets
Financial assets	3,248	2,824
Loans
Financial assets
Financial assets	1,586	1,277
Trade and other receivables
Financial assets
Financial assets	33,535	27,191
Derivatives
Financial assets
Financial assets	24,395	12,750
Cash and cash equivalents
Financial assets
Financial assets	29,195	30,681
Designated as measured at fair value through other comprehensive income
Financial liabilities
Financial assets (liabilities)	(72,293)	(79,710)
Designated as measured at fair value through other comprehensive income | Trade and other payables
Financial liabilities
Financial liabilities	(69,586)	(58,660)
Designated as measured at fair value through other comprehensive income | Accruals
Financial liabilities
Financial liabilities	(7,631)	6,606
Designated as measured at fair value through other comprehensive income | Lease liabilities
Financial liabilities
Financial liabilities	(8,549)	(8,611)
Designated as measured at fair value through other comprehensive income | Borrowings
Financial liabilities
Financial liabilities	(46,944)	(61,176)
Financial liabilities at fair value through profit or loss, category | Derivatives
Financial liabilities
Financial liabilities	(22,481)	(13,456)
Derivative hedging instruments
Financial liabilities
Financial assets (liabilities)		(117)
Derivative hedging instruments | Derivatives
Financial liabilities
Financial liabilities	(3,674)	465
Measured at amortized cost | Other financial assets
Financial assets
Financial assets	26
Measured at amortized cost | Loans
Financial assets
Financial assets	1,245	1,045
Measured at amortized cost | Trade and other receivables
Financial assets
Financial assets	33,535	27,191
Measured at amortized cost | Cash and cash equivalents
Financial assets
Financial assets	25,611	27,107
Mandatorily measured at fair value through profit or loss
Financial liabilities
Financial assets (liabilities)	9,061	5,576
Mandatorily measured at fair value through profit or loss | Other financial assets
Financial assets
Financial assets	3,222	2,824
Mandatorily measured at fair value through profit or loss | Loans
Financial assets
Financial assets	341	232
Mandatorily measured at fair value through profit or loss | Derivatives
Financial assets
Financial assets	24,395	12,402
Mandatorily measured at fair value through profit or loss | Cash and cash equivalents
Financial assets
Financial assets	3,584	3,574
Derivative hedging instruments
Financial liabilities
Financial assets (liabilities)	(3,674)
Derivative hedging instruments | Derivatives
Financial assets
Financial assets	$ 0	$ 348